Summary of Accounting Policies - Property, Plant and Equipment (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Interest Costs, Capitalization Benchmark, Minimum Capital Expenditure	$ 5
Minimum [Member]
Property, Plant and Equipment [Line Items]
Maintenance Turnaround, Frequency Period, Duration	2 years
Minimum [Member] | Refining facilities and related equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Minimum [Member] | Pipelines, terminals, and transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Minimum [Member] | Gas Transmission Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Minimum [Member] | Retail Site [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Minimum [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Maintenance Turnaround, Frequency Period, Duration	6 years
Maximum [Member] | Refining facilities and related equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	25 years
Maximum [Member] | Pipelines, terminals, and transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	20 years
Maximum [Member] | Gas Transmission Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	20 years
Maximum [Member] | Retail Site [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	30 years
Maximum [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years